Financial Costs and Loss on Derivatives - Loss on Derivatives (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	$ 9,140	$ 30,781	$ 80,472	$ 51,931
Ineffective portion of cash flow hedges	1,065	(2)	(218)	(49)
Total loss on derivatives	13,467	30,799	84,591	51,043
Interest rate swaps held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	9,847	31,951	79,827	52,705
Realized (gain)/loss on derivative financial instruments held for trading	2,731	(1,226)	3,600	(2,961)
Forward foreign exchange contracts held for trading
(Gain)/Loss on Derivatives
Unrealized (gain)/loss on derivative financial instruments held for trading	(748)	(1,170)	604	(774)
Realized (gain)/loss on derivative financial instruments held for trading	$ 531	$ 1,246	$ 737	$ 2,122